Restructuring Charges (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jun. 26, 2020	Dec. 31, 2018	Mar. 31, 2018
Manufacturing Facility
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost remaining	$ 71
Restructuring and related cost, expected cost	131
Manufacturing Facility | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	66
Manufacturing Facility | Asset Impairments Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	43
Manufacturing Facility | Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	22
EMEA
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, total costs to date				$ 83
Expected reduction in overhead costs			$ 50
Workforce Reduction Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, total costs to date	74
Restructuring and related cost, expected cost	148
Restructuring and related cost, incurred cost	$ 50
Workforce Reduction Plan | Employee termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, total costs to date		$ 102
Restructuring and related cost, expected cost remaining		$ 39